Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Interest income
Interest and fees on loans	$ 30,941	$ 24,652	$ 20,241
Interest on securities
Taxable	7,837	7,993	8,345
Non-taxable	1,501	1,808	2,579
Other interest	282	908	193
Total interest income	40,561	35,361	31,358
Interest expense
Deposits	6,556	7,719	2,811
Other borrowed funds	871	2,003	1,648
Total interest expense	7,427	9,722	4,459
Net interest income	33,134	25,639	26,899
Provision for loan losses	(1,485)	(573)	(334)
Net interest income after provision for loan losses	31,649	25,066	26,565
Non-interest income
Net gains on sales of securities	829	191	11
Other income	2,673	2,015	1,148
Total other income	10,460	9,748	8,600
Non-interest expense
Salaries and employee benefits	17,476	14,883	14,530
Occupancy expense	4,156	2,099	2,017
Equipment expense	3,204	3,146	3,713
Other expense	8,590	7,430	7,404
Total non-interest expense	33,426	27,558	27,664
Income before income taxes	8,683	7,256	7,501
Income tax expense	1,752	1,354	828
Net income	$ 6,931	$ 5,902	$ 6,673
Net income per share - basic	$ 1.24	$ 1.17	$ 1.36
Net income per share - diluted	$ 1.24	$ 1.17	$ 1.36
Weighted average shares outstanding
Basic	5,577,352	5,063,736	4,889,420
Diluted	5,579,916	5,066,103	4,899,218
Deposit Account [Member]
Non-interest income
Other income	$ 3,352	$ 4,413	$ 4,562
Financial Service, Other [Member]
Non-interest income
Other income	$ 3,606	$ 3,129	$ 2,879